Vessels under construction (Details1) - 12 months ended Dec. 31, 2016	Total	Total	DWT
Vessels under construction
DWT		159,500	456,000
Kamsarmax
Vessels under construction
DWT			328,000
Kamsarmax | Kamsarmax Hull S1735A - TBN SBI Parapara | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q1-17
Kamsarmax | Kamsarmax Hull S1736A - TBN SBI Mazurka | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q1-17
Kamsarmax | Kamsarmax Hull S1232 - TBN SBI Swing | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q1-17
Kamsarmax | Kamsarmax Hull S1233 - TBN SBI Jive | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q2-17
Ultramax Vessel
Vessels under construction
DWT			128,000
Ultramax Vessel | Ultramax Hull CX0655 - TBN SBI Samson | Chengxi Shipyard Co. Ltd. [Member]
Vessels under construction
DWT			64,000
Expected Delivery Date	Q1-17
Ultramax Vessel | Ultramax Hull CX0656 - TBN SBI Phoenix | Chengxi Shipyard Co. Ltd. [Member]
Vessels under construction
DWT			64,000
Expected Delivery Date	Q1-17